EMPLOYEE BENEFITS - Other retirement and termination benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS
Total obligation	R$ 5,409,065	R$ 5,921,285	R$ 4,601,965	R$ 4,391,251	R$ 4,314,592
Retirement and termination benefits
EMPLOYEE BENEFITS
Total obligation	R$ 13,290	R$ 56,903